Offerings - Offering: 1	Mar. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,002,595,339.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,558.42
Offering Note	(a) Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of (i) 93,838,017 issued and outstanding shares of common stock, par value $0.01 per share (the "Shares"), of Veris Residential, Inc. (the "Company"), multiplied by $19.00 per Share (the "Merger Consideration"); (ii) the product of (x) 1,430,000 Shares issuable upon the exercise of outstanding options to purchase Shares granted under the equity plans of the Company (the "Company Equity Plans"), and (y) $3.34 (which is the difference of the Merger Consideration and the weighted average strike price of $15.66); (iii) 806,660 Shares underlying outstanding restricted stock units granted under the Company Equity Plans, multiplied by the Merger Consideration; (iv) 1,131,458 Shares underlying outstanding performance restricted stock units granted under the Company Equity Plans, multiplied by the Merger Consideration; (v) 232,481 Shares underlying outstanding outperformance restricted stock units granted under the Company Equity Plans, multiplied by the Merger Consideration; (vi) 134,775 Shares underlying outstanding deferred stock units held in an account under the Company's deferred compensation plan for directors, multiplied by the Merger Consideration; (vii) 8,270,116 outstanding common units of limited partnership interest of Veris Residential, L.P. (excluding common units owned by the Company), multiplied by the Merger Consideration; (viii) 249,974 outstanding earned and vested LTIP Units of Veris Residential, L.P., multiplied by the Merger Consideration; and (ix) 9,213 outstanding 3.5% Series A-1 Preferred limited partnership units of Veris Residential, L.P. (the "Preferred Units"), multiplied by $1,000 per unit (the "Preferred Unit Merger Consideration"). The calculation of the filing fee is based on information provided by the Company as of March 18, 2026. (b) The filing fee was calculated in accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, Exchange Act Rule 0-11 and Fee Rate Advisory No. 1 for Fiscal Year 2026, issued on August 25, 2025, and effective October 1, 2025, by multiplying the transaction valuation by 0.0001381 ($138.10 per $1,000,000).